Interest rate risk (Details) - Fair Value, Concentration of Risk, Market Risk Management, Gap Analysis - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash due from banks	$ 2,102	$ 2,289
Securities purchased under agreement to resell	149
Short-term investments	520	409
Investments	4,400	3,224
Loans	3,570	4,000
Other assets	363	354
Total assets	11,104	10,276
Liabilities and shareholders' equity
Shareholders’ equity	711	750
Demand deposits	8,213	7,665
Term deposits	1,821	1,517
Other liabilities	242	227
Long-term debt	117	117
Total liabilities and shareholders' equity	11,104	10,276
Interest rate sensitivity gap	0	0
Cumulative interest rate sensitivity gap	0	0
Interest Bearing Funds | Within 3 months
Assets
Cash due from banks	1,991	2,178
Securities purchased under agreement to resell	149
Short-term investments	135	117
Investments	1,343	871
Loans	3,339	3,735
Other assets	0	0
Total assets	6,957	6,901
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	5,828	5,783
Term deposits	1,492	989
Other liabilities	0	0
Long-term debt	92	92
Total liabilities and shareholders' equity	7,412	6,864
Interest rate sensitivity gap	(455)	37
Cumulative interest rate sensitivity gap	(455)	37
Interest Bearing Funds | 3 to 6 months
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0
Short-term investments	385	291
Investments	15	79
Loans	53	84
Other assets	0	0
Total assets	453	454
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	166	296
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	166	296
Interest rate sensitivity gap	287	158
Cumulative interest rate sensitivity gap	(168)	195
Interest Bearing Funds | 6 to 12 months
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0
Short-term investments	0	1
Investments	81	19
Loans	57	53
Other assets	0	0
Total assets	138	73
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	92	153
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	92	153
Interest rate sensitivity gap	46	(80)
Cumulative interest rate sensitivity gap	(122)	115
Interest Bearing Funds | 1 to 5 years
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0
Short-term investments	0	0
Investments	704	620
Loans	81	67
Other assets	0	0
Total assets	785	687
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	71	79
Other liabilities	0	0
Long-term debt	25	25
Total liabilities and shareholders' equity	96	104
Interest rate sensitivity gap	689	583
Cumulative interest rate sensitivity gap	567	698
Interest Bearing Funds | After 5 years
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0
Short-term investments	0	0
Investments	2,251	1,629
Loans	38	47
Other assets	0	0
Total assets	2,289	1,676
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	0	0
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	0	0
Interest rate sensitivity gap	2,289	1,676
Cumulative interest rate sensitivity gap	2,856	2,374
Non-Interest Bearing Funds
Assets
Cash due from banks	111	111
Securities purchased under agreement to resell	0
Short-term investments	0	0
Investments	6	6
Loans	2	14
Other assets	363	354
Total assets	482	485
Liabilities and shareholders' equity
Shareholders’ equity	711	750
Demand deposits	2,385	1,882
Term deposits	0	0
Other liabilities	242	227
Long-term debt	0	0
Total liabilities and shareholders' equity	3,338	2,859
Interest rate sensitivity gap	(2,856)	(2,374)
Cumulative interest rate sensitivity gap	$ 0	$ 0